Consolidated Statements Of Changes In Equity $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)	Effect of accounting policy change KRW (₩)	Restated balance after accounting policy change KRW (₩)	Share capital KRW (₩)	Share capital USD ($)	Share capital Effect of accounting policy change KRW (₩)	Share capital Restated balance after accounting policy change KRW (₩)	Hybrid securities KRW (₩)	Hybrid securities USD ($)	Hybrid securities Effect of accounting policy change KRW (₩)	Hybrid securities Restated balance after accounting policy change KRW (₩)	Capital surplus KRW (₩)	Capital surplus USD ($)	Capital surplus Effect of accounting policy change KRW (₩)	Capital surplus Restated balance after accounting policy change KRW (₩)	Accumulated other comprehensive income KRW (₩)	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income Effect of accounting policy change KRW (₩)	Accumulated other comprehensive income Restated balance after accounting policy change KRW (₩)	Accumulated other comprehensive income Assets of a disposal group held for sale. KRW (₩)	Accumulated other comprehensive income Assets of a disposal group held for sale. USD ($)	Retained earnings KRW (₩)	Retained earnings USD ($)	Retained earnings Effect of accounting policy change KRW (₩)	Retained earnings Restated balance after accounting policy change KRW (₩)	Treasury shares KRW (₩)	Treasury shares USD ($)	Treasury shares Effect of accounting policy change KRW (₩)	Treasury shares Restated balance after accounting policy change KRW (₩)	Non-controlling interests KRW (₩)	Non-controlling interests USD ($)	Non-controlling interests Effect of accounting policy change KRW (₩)	Non-controlling interests Restated balance after accounting policy change KRW (₩)
Balance at beginning at Dec. 31, 2018	₩ 35,713,027				₩ 2,090,558				₩ 0				₩ 17,121,660				₩ 177,806						₩ 17,282,441				₩ (968,549)				₩ 9,111
Comprehensive income for the year
Profit for the year	3,312,628				0				0				0				0						3,311,257				0				1,371
Remeasurements of net defined benefit liabilities	(54,523)				0				0				0				(54,523)						0				0				0
Currency translation differences	37,861				0				0				0				37,577						0				0				284
Gains (losses) on financial instruments at fair value through other comprehensive income and transfer to retained earnings	18,161				0				0				0				36,637						(18,476)				0				0
Share of other comprehensive income (losses) of associates and joint ventures	7,695				0				0				0				7,695						0				0				0
Gains (losses) on cash flow hedging instruments	(33,182)				0				0				0				(33,182)						0				0				0
Losses on hedging instruments of net investments in foreign operations	(8,900)				0				0				0				(8,900)						0				0				0
Other comprehensive income or loss arising from separate account	3,364				0				0				0				3,364						0				0				0
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk	(11,372)				0				0				0				(11,372)						0				0				0
Gains on overlay adjustments	194,223				0				0				0				194,223						0				0				0
Total comprehensive income for the year	3,465,955				0				0				0				171,519						3,292,781				0				1,655
Transactions with shareholders
Annual dividends paid to shareholders of the parent company	(759,736)				0				0				0				0						(759,736)				0				0
Acquisition and retirement of treasury shares	(267,639)				0				0				0				0						(100,000)				(167,639)				0
Issuance of hybrid securities	973,785				0				399,205				0				0						0				0				574,580
Dividends on hybrid securities	(6,513)				0				0				0				0						(6,513)				0				0
Others	1,178				0				0				1,117				0						0				0				61
Total transactions with shareholders	(58,925)				0				399,205				1,117				0						(866,249)				(167,639)				574,641
Balance at ending at Dec. 31, 2019	39,149,975		₩ 29,918	₩ 35,742,945	2,090,558		₩ 0	₩ 2,090,558	399,205		₩ 0	₩ 0	17,122,777		₩ 0	₩ 17,121,660	368,744		₩ 19,419	₩ 197,225			19,719,472		₩ 10,499	₩ 17,292,940	(1,136,188)		₩ 0	₩ (968,549)	585,407		₩ 0	₩ 9,111
Comprehensive income for the year
Profit for the year	3,515,578				0				0				0				0						3,468,448				0				47,130
Remeasurements of net defined benefit liabilities	(13,434)				0				0				0				(13,145)						0				0				(289)
Currency translation differences	(187,283)				0				0				0				(162,906)						0				0				(24,377)
Gains (losses) on financial instruments at fair value through other comprehensive income and transfer to retained earnings	465,568				0				0				0				229,899						236,648				0				(979)
Share of other comprehensive income (losses) of associates and joint ventures	(6,847)				0				0				0				(6,847)						0				0				0
Gains (losses) on cash flow hedging instruments	(1,264)				0				0				0				(1,264)						0				0				0
Losses on hedging instruments of net investments in foreign operations	64,269				0				0				0				64,269						0				0				0
Other comprehensive income or loss arising from separate account	(9,683)				0				0				0				(9,683)						0				0				0
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk	8,819				0				0				0				8,819						0				0				0
Gains on overlay adjustments	152,125				0				0				0				152,125						0				0				0
Total comprehensive income for the year	3,987,848				0				0				0				261,267						3,705,096				0				21,485
Transactions with shareholders
Annual dividends paid to shareholders of the parent company	(861,092)				0				0				0				0						(861,092)				0				0
Issuance of hybrid securities	1,296,783				0				1,296,783				0				0						0				0				0
Dividends on hybrid securities	(48,518)				0				0				0				0						(22,860)				0				(25,658)
Non-controlling interests changes in business combination	247,008				0				0				0				0						0				0				247,008
Others	(369,647)				0				0				(399,188)				0						0				0				29,541
Total transactions with shareholders	264,534				0				1,296,783				(399,188)				0						(883,952)				0				250,891
Balance at ending at Dec. 31, 2020	43,402,357	$ 36,611,014			2,090,558	$ 1,763,440			1,695,988	$ 1,430,610			16,723,589	$ 14,106,781			630,011	$ 531,431			₩ 0	$ 0	22,540,616	$ 19,013,594			(1,136,188)	$ (958,404)			857,783	$ 723,562
Comprehensive income for the year
Profit for the year	4,384,381	3,698,339			0	0			0	0			0	0			0	0			0	0	4,409,543	3,719,564			0	0			(25,162)	(21,225)
Remeasurements of net defined benefit liabilities	(45,510)	(38,389)			0	0			0	0			0	0			(45,742)	(38,585)			0	0	0	0			0	0			232	196
Currency translation differences	255,907	215,864			0	0			0	0			0	0			241,273	203,520			0	0	0	0			0	0			14,634	12,344
Gains (losses) on financial instruments at fair value through other comprehensive income and transfer to retained earnings	(21,300)	(17,967)			0	0			0	0			0	0			201,697	170,137			0	0	(223,928)	(188,889)			0	0			931	785
Share of other comprehensive income (losses) of associates and joint ventures	549	463			0	0			0	0			0	0			549	463			0	0	0	0			0	0			0	0
Gains (losses) on cash flow hedging instruments	20,864	17,599			0	0			0	0			0	0			20,864	17,599			0		0	0			0	0			0	0
Losses on hedging instruments of net investments in foreign operations	(57,935)	(48,870)			0	0			0	0			0	0			(57,935)	(48,870)			0		0	0			0	0			0	0
Other comprehensive income or loss arising from separate account	(63,814)	(53,829)			0	0			0	0			0	0			(63,814)	(53,829)			0	0	0	0			0	0			0	0
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk	13,715	11,569			0	0			0	0			0	0			13,715	11,569			0	0	0	0			0	0			0	0
Gains on overlay adjustments	120,282	101,461			0	0			0	0			0	0			120,282	101,461			0	0	0	0			0	0			0	0
Transfer within equity	0	0			0	0			0	0			0	0			(7,671)	(6,471)			7,671	6,471	0	0			0	0			0	0
Total comprehensive income for the year	4,607,139	3,886,240			0	0			0	0			0	0			423,218	356,994			7,671	6,471	4,185,615	3,530,675			0	0			(9,365)	(7,900)
Transactions with shareholders
Annual dividends paid to shareholders of the parent company	(689,653)	(581,740)			0	0			0	0			0	0			0	0			0	0	(689,653)	(581,740)			0	0			0	0
Quarterly dividends paid to shareholders of the parent company	(292,226)	(246,500)			0	0			0	0			0	0			0	0			0	0	(292,226)	(246,500)			0	0			0	0
Issuance of hybrid securities	1,142,233	963,503			0	0			1,142,233	963,503			0	0			0	0			0	0	0	0			0	0			0	0
Dividends on hybrid securities	(95,682)	(80,711)			0	0			0	0			0	0			0	0			0	0	(71,537)	(60,344)			0	0			(24,145)	(20,367)
Non-controlling interests changes in business combination	1,994	1,682			0	0			0	0			0	0			0	0			0	0	0	0			0	0			1,994	1,682
Transactions with non-controlling interests	192,592	162,458			0	0			0	0			216,853	182,921			(5,955)	(5,022)			0	0	0	0			0	0			(18,306)	(15,441)
Others	25,166	21,228			0	0			0	0			(211)	(178)			0	0			0	0	0	0			0	0			25,377	21,406
Total transactions with shareholders	284,424	239,920			0	0			1,142,233	963,503			216,642	182,743			(5,955)	(5,022)			0	0	(1,053,416)	(888,584)			0	0			(15,080)	(12,720)
Balance at ending at Dec. 31, 2021	₩ 48,293,920	$ 40,737,174			₩ 2,090,558	$ 1,763,440			₩ 2,838,221	$ 2,394,113			₩ 16,940,231	$ 14,289,524			₩ 1,047,274	$ 883,403			₩ 7,671	$ 6,471	₩ 25,672,815	$ 21,655,685			₩ (1,136,188)	$ (958,404)			₩ 833,338	$ 702,942